Segment information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	R$ 487,568	R$ 357,910	R$ 244,278
Gain from sale of farm	61,420	142,812
Gain (loss) on fair value of biological assets and agricultural products (Note 9)	160,371	56,718
Reversal of provision for agricultural products after harvest	(4,153)	(2,040)
Cost of sales	483,813	319,214	228,319
Gross profit	221,393	236,186	155,742
Operating income (expenses)
Selling expenses	(14,300)	(10,536)	(10,087)
General and administrative expenses	(43,890)	(38,812)	(34,945)
Other operating income	1,231	(1,064)
Equity pickup	(150)	1,102	14,671
Operating income (loss)	164,284	186,876	160,813
Net financial income
Financial income	375,413	310,538	129,323
Financial expenses	406,168	297,616	137,879
Net income (loss) before taxes	133,529	199,798
Income and social contribution taxes	13,975	22,719	25,919
Net income (loss) for the year	119,554	177,079	R$ 126,338
Total assets	2,044,368	1,357,614
Total liabilities	922,799	477,081
Real estate [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	14,680	8,520
Gain from sale of farm	61,420	142,812
Gain (loss) on fair value of biological assets and agricultural products (Note 9)
Reversal of provision for agricultural products after harvest
Cost of sales	(4,876)	(1,788)
Gross profit	71,224	149,544
Operating income (expenses)
Selling expenses	3,731	(35)
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	74,955	149,509
Net financial income
Financial income	146,161	93,460
Financial expenses	(133,795)	(116,502)
Net income (loss) before taxes	87,321	126,467
Income and social contribution taxes	(6,722)	(7,724)
Net income (loss) for the year	80,599	118,743
Total assets	1,171,762	777,664
Total liabilities	161,609
Grains [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	233,413	171,735
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products (Note 9)	86,373	18,714
Reversal of provision for agricultural products after harvest	(4,153)	(2,040)
Cost of sales	(245,805)	(156,656)
Gross profit	69,828	31,753
Operating income (expenses)
Selling expenses	(16,247)	(10,885)
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	53,581	20,868
Net financial income
Financial income	11,325	13,699
Financial expenses	(39,362)	(9,566)
Net income (loss) before taxes	25,544	25,001
Income and social contribution taxes	(8,685)	(8,500)
Net income (loss) for the year	16,859	16,501
Total assets	226,733	156,420
Total liabilities	220,751	85,486
Cotton [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	13,052
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products (Note 9)	1,373	2,619
Reversal of provision for agricultural products after harvest
Cost of sales	(13,529)
Gross profit	896	2,619
Operating income (expenses)
Selling expenses	(282)
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	614	2,619
Net financial income
Financial income	886
Financial expenses	(3,651)
Net income (loss) before taxes	(2,151)	2,619
Income and social contribution taxes	731
Net income (loss) for the year	(1,420)	2,619
Total assets	17,224	12,955
Total liabilities
Sugarcane [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	192,942	160,476
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products (Note 9)	75,861	34,511
Reversal of provision for agricultural products after harvest
Cost of sales	(184,811)	(142,303)
Gross profit	83,992	52,684
Operating income (expenses)
Selling expenses	(1,136)
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	82,856	52,684
Net financial income
Financial income		79,232
Financial expenses	(4,828)	(44,948)
Net income (loss) before taxes	78,028	86,968
Income and social contribution taxes	(26,530)	(29,569)
Net income (loss) for the year	51,498	57,399
Total assets	161,706	157,920
Total liabilities	73,290	43,482
Cattle raising [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	32,674	16,795
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products (Note 9)	(1,298)	1,526
Reversal of provision for agricultural products after harvest
Cost of sales	(32,436)	(17,118)
Gross profit	(1,060)	1,203
Operating income (expenses)
Selling expenses	(366)	(201)
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	(1,426)	1,002
Net financial income
Financial income
Financial expenses	(1,532)
Net income (loss) before taxes	(2,958)	1,002
Income and social contribution taxes	1,006	(341)
Net income (loss) for the year	(1,952)	661
Total assets	35,905	39,135
Total liabilities
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	807	384
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products (Note 9)	(1,938)	(652)
Reversal of provision for agricultural products after harvest
Cost of sales	(2,356)	(1,349)
Gross profit	(3,487)	(1,617)
Operating income (expenses)
Selling expenses		585
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	(3,487)	(1,032)
Net financial income
Financial income	23,053	11,549
Financial expenses	(43,175)
Net income (loss) before taxes	(23,609)	10,517
Income and social contribution taxes	8,027	(3,576)
Net income (loss) for the year	(15,582)	6,941
Total assets	26,678	26,733
Total liabilities
Corporate [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products (Note 9)
Reversal of provision for agricultural products after harvest
Cost of sales
Gross profit
Operating income (expenses)
Selling expenses
General and administrative expenses	(43,890)	(38,812)
Other operating income	1,231	(1,064)
Equity pickup	(150)	1,102
Operating income (loss)	(42,809)	(38,774)
Net financial income
Financial income	193,988	112,598
Financial expenses	(179,825)	(126,600)
Net income (loss) before taxes	(28,646)	(52,776)
Income and social contribution taxes	18,198	26,991
Net income (loss) for the year	(10,448)	(25,785)
Total assets	404,360	186,787
Total liabilities	R$ 467,149	R$ 348,113